RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Jan. 31, 2022	Apr. 30, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 9: RELATED PARTY TRANSACTIONS

In support of the Company’s efforts and cash requirements, it may rely on advances from related parties until such time that the Company can support its operations or attain adequate financing through sales of its equity or traditional debt financing. There is no formal written commitment for continued support by officers, directors, or shareholders. Amounts represent advances, amounts paid in satisfaction of liabilities, or accrued compensation that has been deferred. The advances are considered temporary in nature and have not been formalized by a promissory note.

Amounts due to related parties were $1,612,531 and $1,283,464 as of January 31, 2022 and April 30, 2021, respectively, which represented unpaid salaries, bonuses and reimbursable expenses due to officers of the Company.

The Company had outstanding notes payable of $2,000,000 and $6,220,000 and accrued interest of $850,092 and $747,636 due to a related party as of January 31, 2022 and April 30, 2021, respectively (see Note 5).

The Company recognized net sales of $424,394 and $476,121 during the nine months ended January 31, 2022 and 2021, respectively, to a related party. As of January 31, 2022 and April 30, 2021 the related party had outstanding accounts receivable of $194,862 and $86,956, respectively.

NOTE 8: RELATED PARTY TRANSACTIONS

In support of the Company’s efforts and cash requirements, it may rely on advances from related parties until such time that the Company can support its operations or attain adequate financing through sales of its equity or traditional debt financing. There is no formal written commitment for continued support by officers, directors, or shareholders. Amounts represent advances, amounts paid in satisfaction of liabilities, or accrued compensation that has been deferred. The advances are considered temporary in nature and have not been formalized by a promissory note.

As of April 30, 2021 and 2020, amounts due to related parties were $1,283,464 and $377,106, respectively, which represented unpaid salaries and bonuses and reimbursable expenses due to officers of the Company.

The Company has outstanding notes payable of $6,220,000 and $2,100,000 and accrued interest of $747,636 and $138,967 due to a related party as of April 30, 2021 and 2020, respectively (see Note 5).

The Company recognized net sales of $615,584 during the year ended April 30, 2021, to a related party. As of April 30, 2021, the related party had accounts receivable due to the Company of $86,956. There were no sales to this related party during the year ended April 30, 2020.